Financial Assets at Fair Value	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Financial Assets at Fair Value

15.	Financial assets at fair value

(a)	Financial assets at fair value through other comprehensive income
As at December 31, 2025 and June 30, 2026, the Group’s financial assets at fair value through other comprehensive income include equity investments in listed securities and equity investments in unlisted securities as the following table. The investments in listed equity securities mainly represented its investment in Spotify Technology S.A. (“Spotify”) and
UMG
.

	As at,
	December 31,	June 30,
	2025	2026
	RMB’million	RMB’million
Equity investments in listed entities	26,217	19,131
Equity investments in unlisted entities	14	16

	26,231	19,147

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
At beginning of the period	14,498	26,231
Additions	8,257	—
Business combination	—	6
Fair value change	11,610	(5,440)
Transfer (Note 14)	—	(954)
Currency translation differences	(111)	(696)

At end of the period	34,254	19,147

(b)	Other investments
As at December 31, 2025 and June 30, 2026, the Group’s other investments represented financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
At beginning of the period	355	386
Additions	4	229
Business combination	—	411
Disposal	—	(13)
Currency translation differences	(1)	(7)

At end of the period	358	1,006

Of which are:
Current	50	72
Non-current	308	934

	358	1,006

(c)	Short-term investments
Short-term investments represent investments issued by commercial banks with a variable return
and
accounted for as financial assets at fair value through profit or loss. Movement of short-term investments is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
At beginning of the period	—	—
Additions	2,300	4,012
Business combination	—	980
Fair value change(Note 9)	39	11
Disposal	(2,339)	(4,880)

At end of the period	—	123